Debt (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 55,330	$ 58,973
Unamortized Underwriting Fees	(105)	(112)
Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	2.56%	3.04%
Parent Company [Member]
Debt Instrument [Line Items]
Long-term Debt	10,354	9,570
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2042
Long-term Debt	8,784	8,848
Year-End Effective Interest Rates with Swaps	4.60%	4.95%
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.43%	5.78%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2017
Long-term Debt	2,102	2,120
Year-End Effective Interest Rates with Swaps	3.32%	3.32%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.12%	4.12%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2018
Long-term Debt	14,875	17,163
Year-End Effective Interest Rates with Swaps	2.03%	2.39%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	3.13%	4.20%
Fixed Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member]
Debt Instrument [Line Items]
Maturity Dates	2017
Long-term Debt	999	2,764
Year-End Effective Interest Rates with Swaps	0.00%	3.68%
Fixed Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.00%	5.68%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2016
Long-term Debt	2,600	2,100
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.72%	0.65%
Floating Rate Senior Notes Amount [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	2018
Long-term Debt	850	0
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.84%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2018
Long-term Debt	675	550
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.67%	0.76%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2016
Long-term Debt	2,855	2,203
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	1.14%	1.59%
Floating Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member]
Debt Instrument [Line Items]
Maturity Dates	2017
Long-term Debt	300	300
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.47%	0.51%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust II [Member]
Debt Instrument [Line Items]
Maturity Dates	2016-2018
Long-term Debt	4,200	3,000
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust II [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.49%	0.49%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2018
Long-term Debt	10,685	12,810
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.81%	0.90%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust II [Member]
Debt Instrument [Line Items]
Maturity Dates	2016-2018
Long-term Debt	87	0
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust II [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.80%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2018
Long-term Debt	847	1,091
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.81%	0.93%
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%
Convertible Subordinated Debt [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	2036
Long-term Debt	749	749
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Convertible Subordinated Debt [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%	6.80%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2016
Long-term Debt	4,012	4,672
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.18%	4.87%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2015
Long-term Debt	300	300
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	1.08%	1.08%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2030
Long-term Debt	239	123
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	3.95%	5.94%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member] | Sale Lease Back Transaction Name [Member]
Debt Instrument [Line Items]
Long-term Debt	109	118
Floating Rate Borrowings [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2016
Long-term Debt	$ 276	$ 292
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Borrowings [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.62%	0.65%